Related Party Transactions (Details) - Credo - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2016
Related party transactions
Amount of loan provided by executive officers to related party	$ 250,000
Payment made to related party		$ 4,800,000
Initial amount of gross profits which will be retained by the entity		$ 3,500,000